Acquisitions/ Divestitures - Schedule of Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 13, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 1,835,310		$ 1,849,065	$ 1,850,582
Ecomdash
Business Acquisition [Line Items]
Working capital		$ (187)
Goodwill		6,973
Total		9,621
Developed Technology | Ecomdash
Business Acquisition [Line Items]
Finite-lived intangibles		2,445
Subscriber Relationships | Ecomdash
Business Acquisition [Line Items]
Finite-lived intangibles		$ 390